Other Reserves	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Other Reserves
16 Other Reserves

In thousands of USD	Share-based payment capital reserves	Exchange difference on net investment in foreign operations	Fair value reserve of financial assets at FVOCI	Currency translation adjustment	Total other reserves
As of January 01, 2023	184,046	(347,945)	(9,613)	336,686	163,174
Hyperinflation effect in comprehensive income	—	290	—	—	290
Other comprehensive (loss) / income	—	(229,078)	3,793	218,347	(6,938)
Total comprehensive loss for the period	—	(228,788)	3,793	218,347	(6,648)
Share-based compensation	5,344	—	—	—	5,344
Exercise of options	(1,141)	—	—	—	(1,141)
As of December 31, 2023	188,249	(576,733)	(5,820)	555,033	160,729
Hyperinflation effect in comprehensive income	—	(17)	—	(13)	(30)
Other comprehensive (loss) / income	—	(207,325)	3,737	219,534	15,946
Total comprehensive (loss) / income for the period	—	(207,342)	3,737	219,521	15,916
Share-based compensation	6,160	—	—	—	6,160
Exercise of options	(2,363)	—	—	—	(2,363)
As of December 31, 2024	192,046	(784,075)	(2,083)	774,554	180,442
Hyperinflation effect in comprehensive income	—	(34)	—	—	(34)
Other comprehensive (loss) / income	—	92,539	2,083	(97,529)	(2,907)
Total comprehensive (loss) / income for the period	—	92,505	2,083	(97,529)	(2,941)
Share-based compensation	4,082	—	—	—	4,082
Exercise of options	(3,063)	—	—	—	(3,063)
As of December 31, 2025	193,065	(691,570)	—	677,025	178,520
The share-based compensation reserve represents the Group’s cumulative equity settled share option expense.
The exchange difference on net investment in foreign operations represents the cumulative amount of the exchange differences related to foreign operations that are consolidated.

The fair value reserve of financial assets at FVOCI represents the fair value changes on financial assets at fair value through other comprehensive income.
The Currency translation adjustment reserve represents the cumulative exchange differences on the translation of the Group’s overseas subsidiaries into the Group’s presentation currency.